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                            SMITH BARNEY MUNI FUNDS

                               on behalf of the

                               Florida Portfolio
                               Georgia Portfolio
                              New York Portfolio
                            Pennsylvania Portfolio

                      Supplement dated November 29, 2001
                    to the Prospectuses dated July 30, 2001

   The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectuses and Statement of Additional Information:

Florida Portfolio

   In accordance with the requirements of new Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), commencing on December 1, 2001, the Florida Portfolio will invest, under normal market conditions, at least 80% of its net assets in Florida municipal securities. Florida municipal securities include securities issued by the State of Florida and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is excluded from gross income for federal income purposes. The Florida Portfolio generally favors municipal securities which enable its shares to be exempt from the Florida intangibles tax. The Florida Portfolio has always maintained investments in Florida municipal securities exceeding 80% of its net assets; accordingly, the new requirement should not cause any change in the Florida Portfolio's current investment practices.

Georgia Portfolio

   In accordance with the requirements of new Rule 35d-1 under the 1940 Act, commencing on December 1, 2001, the Georgia Portfolio will invest, under normal market conditions, at least 80% of the value of its net assets for investment purposes, in "Georgia municipal securities", which include securities issued by the State of Georgia and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from Georgia personal income taxes. The Georgia Portfolio has always maintained investments in Georgia municipal securities exceeding 80% of its net assets; accordingly, the new requirement should not cause any change in the Georgia Portfolio's current investment practices.

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New York Portfolio

   In accordance with the requirements of new Rule 35d-1 under the 1940 Act, commencing on December 1, 2001, the New York Portfolio will invest, under normal market conditions, at least 80% of the value of its net assets for investment purposes, in "New York municipal securities", which include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from New York State and New York City personal income taxes. The New York Portfolio has always maintained investments in New York municipal securities exceeding 80% of its net assets; accordingly, the new requirement should not cause any change in the New York Portfolio's current investment practices.

Pennsylvania Portfolio

   In accordance with the requirements of new Rule 35d-1 under the 1940 Act, commencing on December 1, 2001, the Pennsylvania Portfolio will invest, under normal market conditions, at least 80% of the value of its net assets for investment purposes, of its net assets in Pennsylvania municipal securities. Pennsylvania municipal securities include securities issued by the Commonwealth of Pennsylvania and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Pennsylvania state personal income taxes. The Pennsylvania Portfolio has always maintained investments in Pennsylvania municipal securities exceeding 80% of its net assets; accordingly, the new requirement should not cause any change in the Pennsylvania Portfolio's current investment practices.

FD